STOCK-BASED COMPENSATION	6 Months Ended
Jun. 30, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

6.     STOCK-BASED COMPENSATION

  The following summary sets out the activity with respect to the Company's outstanding stock options:

	Six months ended June 30, 2011
	# of Options	Weighted average exercise price
		(C$)
Outstanding, beginning of period	6,762,704	56.94
Granted	2,593,785	76.46
Exercised	(217,388)	40.46
Cancelled	(91,750)	66.87

Outstanding, end of period	9,047,351	62.83

Options exercisable at end of period	5,518,997	58.94

  For the six months ended June 30, 2011 and 2010, the Company estimated the fair value of options under the Black-Scholes option pricing model using the following weighted average assumptions:

	2011	2010
Risk-free interest rate	1.96%	1.87%
Expected life of options (in years)	2.5	2.5
Expected volatility of the Company's share price	34.6%	44.3%
Expected dividend yield	0.88%	0.43%